Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2023
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase
Information relating to federal funds purchased and repurchase agreements is as follows:

(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2023
Federal funds purchased	5.75%	6.32%	$25	$—	$—
Short-term repurchase agreements - Bank	—	2.16	5,228	6,482	—
Total			$5,253	$6,482	$—
2022
Federal funds purchased	4.71%	3.82%	$32	$—	$—
Short-term repurchase agreements - Bank	1.47	0.63	7,950	22,048	5,187
Total			$7,982	$22,048	$5,187
The securities underlying the agreements to repurchase are under the control of the Bank. All securities sold under agreements to repurchase are secured by a portion of the Bank's investment portfolio. Under agreements with unaffiliated banks, the Bank may borrow federal funds up to $35.0 million on an unsecured basis and $8.6 million on a secured basis at December 31, 2023.
The Company elected to discontinue the repurchase agreement product during 2023 and customers were moved to reciprocal deposit products within the Company's deposit mix. Prior to the fourth quarter of 2023, the Company offered a sweep account program whereby amounts in excess of an established limit are “swept” from the customer's demand deposit account on a daily basis into retail repurchase agreements pursuant to individual repurchase agreements between the Company and its customers. Repurchase agreements are agreements to sell securities subject to an obligation to repurchase the same or similar securities. They are accounted for as collateralized financing transactions, not as sales and purchases of the securities portfolio. The securities collateral pledged for the repurchase agreements with customers is maintained by a designated third party custodian. The collateral amounts pledged to repurchase agreements by remaining maturity in the table below are limited to the outstanding balances of the related asset or liability; thus amounts of excess collateral are not shown.

Repurchase Agreements	Remaining Contractual Maturity of the Agreements
(in thousands)	Overnight and continuous	Less than 90 days	Greater than 90 days	Total
At December 31, 2022
U.S. government-sponsored enterprises	5,187	—	—	5,187
Total	$5,187	$—	$—	$5,187